Financial Instruments and Risk Management - Liquidity Risk (Details) $ in Millions, $ in Billions	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Financial Liabilities
Cash and cash equivalents	$ 1,980		$ 2,205	$ 1,885
Total credit facilities	7,227
Total unutilized credit facilities	3,272
Unused capacity under the Board of Directors authority		$ 5.0
Timing of cash outflows related to trade and other payables and debt
Trade and other payables undiscounted cash flows	8,037		6,356
Gross derivative liability undiscounted cash flows	4,370		6,625
Debt undiscounted cash flows	22,299		26,231
Lease liabilities	4,983		4,531
Within one year
Timing of cash outflows related to trade and other payables and debt
Trade and other payables undiscounted cash flows	7,959		6,282
Gross derivative liability undiscounted cash flows	3,824		6,466
Debt undiscounted cash flows	3,375		2,253
Lease liabilities	477		459
2 to 3 years
Timing of cash outflows related to trade and other payables and debt
Trade and other payables undiscounted cash flows	39		37
Gross derivative liability undiscounted cash flows	546		159
Debt undiscounted cash flows	1,066		2,015
Lease liabilities	807		779
4 to 5 years
Timing of cash outflows related to trade and other payables and debt
Trade and other payables undiscounted cash flows	39		37
Debt undiscounted cash flows	1,541		3,127
Lease liabilities	652		660
Over 5 years
Timing of cash outflows related to trade and other payables and debt
Debt undiscounted cash flows	16,317		18,836
Lease liabilities	3,047		2,633
Liquidity Risk
Financial Liabilities
Cash and cash equivalents	2,000
Total credit facilities	7,200
Total unutilized credit facilities	3,300
Timing of cash outflows related to trade and other payables and debt
Derivative financial liabilities	4,370		6,625
Derivative financial assets	4,162		6,404
Derivative liabilities, net	$ 208		$ 221